Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Details Narrative
Rent Expense	$ 33,572	$ 47,108	$ 99,800	$ 130,083	$ 178,073	$ 155,926